EQUITY - Disclosure of composition of share capital (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Number of shares issued	7,569,526	6,811,620
Number of shares outstanding	7,569,526	6,811,620	3,976,576